COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE—13       COMMITMENTS AND CONTINGENCIES

The Company leases certain office premises in Malaysia and the PRC under operating leases that expire at various dates through August 2015. The leases, which cover a term of two years, generally provide for renewal options at specified rental amounts.

The aggregate lease expense for the six months ended June 30, 2015 and 2014 were $12,760 and $12,704, respectively.

As of June 30, 2015, the Company has future minimum rental payments of $4,270 for office premises due under various operating leases in the next twelve months.

14. COMMITMENTS AND CONTINGENCIES

The Company leases certain office premises in Malaysia and the PRC under operating leases that expire at various dates through August 2015. The leases, which cover a term of two years, generally provide for renewal options at specified rental amounts.

The aggregate lease expense for the years ended December 31, 2014 and 2013 were $21,153 and $19,967, respectively.

As of December 31, 2014, the Company has future minimum rental payments of $16,922 for office premises due under various operating leases in the next twelve months.